Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 179	$ 189	$ 177	$ 140
Provision for credit losses
Model changes		4		4
Originations	8	11	25	28
Maturities	(13)	(16)	(36)	(33)
Changes in risk, parameters and exposures	15		29	9
Write–offs	(7)	(7)	(22)	(21)
Recoveries	2	2	7	6
Exchange rate and other	3	(2)	7	48
Balance at end of period	187	181	187	181
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	77	81	88	78
Provision for credit losses
Model changes		3		3
Transfers to Stage 1	9	10	18	49
Transfers to Stage 2	(4)	(1)	(12)	(7)
Transfers to Stage 3	(1)		(1)
Originations	8	11	25	28
Maturities	(6)	(5)	(17)	(16)
Changes in risk, parameters and exposures	(8)	(8)	(31)	(67)
Exchange rate and other	3		8	23
Balance at end of period	78	91	78	91
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	66	71	55	29
Provision for credit losses
Model changes		1		1
Transfers to Stage 1	(9)	(10)	(18)	(49)
Transfers to Stage 2	4	1	12	7
Transfers to Stage 3		(1)	(2)	(2)
Maturities	(7)	(11)	(19)	(17)
Changes in risk, parameters and exposures	12	5	36	57
Exchange rate and other	3		5	30
Balance at end of period	69	56	69	56
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	36	37	34	33
Provision for credit losses
Transfers to Stage 3	1	1	3	2
Changes in risk, parameters and exposures	11	3	24	19
Write–offs	(7)	(7)	(22)	(21)
Recoveries	2	2	7	6
Exchange rate and other	(3)	(2)	(6)	(5)
Balance at end of period	$ 40	$ 34	$ 40	$ 34